Segmental information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 1,784	$ 1,715	$ 1,803
Non-current assets	2,033	1,830
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	68	66	67
Non-current assets	108	105
United States [member]
Disclosure of geographical areas [line items]
Revenue	948	923	876
Non-current assets	1,511	1,343
China [member]
Disclosure of geographical areas [line items]
Revenue	141	133	223
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	627	593	$ 637
Non-current assets	$ 414	$ 382